[AXA EQUITABLE LOGO]	RICHARD GOLDBERGER
Lead Director and Associate General Counsel
(212) 314-2206
Email: Richard.Goldberger@axa-equitable.com

March 19, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 70 of AXA Equitable Life Insurance Company

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4

Retirement Cornerstone 19

File Nos. 333-229766 and 811-22651

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith Pre-Effective Amendment No. 1 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 87 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to AXA Equitable’s Separate Account No. 70.

On February 21, 2019, we filed an initial Registration Statement relating to a new version of the Retirement Cornerstone variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account No. 70. The contract will be offered and sold through both AXA Equitable’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account No. 70, and the distributors of the Retirement Cornerstone contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

The principal differences between the new version of Retirement Cornerstone (“Retirement Cornerstone 19”) and the current version (“Retirement Cornerstone 17”) are outlined below. Retirement Cornerstone 17 is covered by AXA Equitable’s Form N-4 Registration Statement File No. 333-220167 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, Retirement Cornerstone 19 will replace Retirement Cornerstone 17 for new offers and sales.

The principal differences between Retirement Cornerstone 19 and Retirement Cornerstone 17 are as follows:

•	Enhanced RMD feature that further helps customers take RMD withdrawals without negatively impacting their guaranteed benefits

•	Higher guaranteed minimum roll-up rates for the Guaranteed minimum income benefit (“GMIB”) and “Greater of” death benefit

•	Modified roll-up mechanism for the GMIB and “Greater of” death benefit

•	Changes to the charges and issue ages for the GMIB and “Greater of” death benefit

Financial statements, exhibits and other financial information will be provided in a subsequent pre-effective amendment.

We would like to have Retirement Cornerstone 19 effective by June 10, 2019. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before May 9, 2019, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned at (212) 314-2206 if you have any questions or comments.

Very truly yours,

/s/ Richard Goldberger
Richard Goldberger